ISSUED CAPITAL - Narrative (Details) - $ / shares	Mar. 01, 2024	Jun. 30, 2024	Dec. 31, 2023
VEON Holdings B.V.
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		10,354,070
Ordinary shares
Disclosure of classes of share capital [line items]
Increase (decrease) in number of ordinary shares issued	92,459,532
Number of shares outstanding (in shares)	1,849,190,667
Number of shares issued (in shares)	1,849,190,667	1,849,190,667	1,756,731,135
Par value per share (in dollars per share)	$ 0.001	$ 0.001